Expense Example - FidelityTacticalBondFund-RetailPRO - FidelityTacticalBondFund-RetailPRO - Fidelity Tactical Bond Fund - Fidelity Tactical Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	289
5 years	657
10 years	$ 1,696